Commitments and Contingencies	9 Months Ended	12 Months Ended
	Apr. 30, 2013	Jul. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

Note 11—Commitments and Contingencies

In the ordinary course of business, the Company may become a party to lawsuits involving various matters. The Company is unaware of any such lawsuits presently pending against it which individually or in the aggregate, are deemed to be material to the Company’s financial condition or results of operations.

On May 12, 2011, the Company entered into a one-year lease agreement for office space, with a base annual rent of $42,000.  On June 1, 2012, the Company entered into an amendment to its lease agreement.  The lease amendment extended the lease term for a period of seven months commencing on June 1, 2012, through December 31, 2012.  The amendment also increases the base monthly rent to approximately $10,000.  On December 18, 2012, the Company entered into a second amendment to its lease agreement.  The second amendment extended the lease term for a period of nine months commencing on January 1, 2013 through June 30, 2013, with no changes to remaining terms of the lease.

On May 18, 2011, the Company entered into Employment Agreements with a term of five years with its President and Chief Executive Officer, its Chief Business Officer and its VP Finance and Controller (the “Officers”). Under the terms of the agreements, if any of the Officers are terminated other than for cause, death or disability, or if the case of termination of employment with the Company for good reason, the Officers are entitled to receive (i) severance payments equal to between six and twenty four months of base salary, (ii) a pro rata percentage of the annual bonus received the prior fiscal year and (iii) payment of health benefits for a period between six and twenty four months, conditioned on the execution of a release.  In addition, in the event of a change in control of the Company, the agreements provide for the acceleration of vesting of any unvested stock options outstanding.  Effective April 26, 2012, as a result of the termination of employment of the Company’s Chief Business Officer and his execution of a release, the Company recorded a severance liability of $220,000 in accordance with the terms of the Employment Agreement and the separation release.

Effective May 15, 2012, the Company adopted a defined contribution savings plan pursuant to Section 401(k) of the Internal Revenue Code. The plan is for the benefit of all qualifying employees and permits voluntary contributions by employees up to 100% of eligible compensation, subject to the Internal Revenue Service (“IRS”) imposed maximum limits. The terms of the plan allows for discretionary employer matching contributions. No employer matching contributions were made during the three and nine months ended April 30, 2013.

Note 11—Commitments and Contingencies

In the ordinary course of business, the Company may become a party to lawsuits involving various matters. The Company is unaware of any such lawsuits presently pending against it which, individually or in the aggregate, are deemed to be material to the Company’s financial condition or results of operations.

On May 12, 2011, the Company entered into a one-year lease agreement for office space, with a base annual rent of $42,000.  On June 1, 2012, the Company entered into an amendment to its lease agreement.  The lease amendment extends the lease term for a period of seven months commencing on June 1, 2012, through December 31, 2012.  The amendment also increases the base monthly rent to approximately $10,000.

On May 18, 2011, the Company entered into Employment Agreements with a term of five years with its President and Chief Executive Officer, its Chief Business Officer and its VP Finance and Controller (the “Officers”). Under the terms of the agreements, if any of the Officers are terminated other than for cause, death or disability, or if the case of termination of employment with the Company for good reason, the Officers are entitled to receive (i) severance payments equal to between six and twenty four months of base salary, (ii) a pro rata percentage of the annual bonus received the prior fiscal year and (iii) payment of health benefits for a period between six and twenty four months, conditioned on the execution of a release.  In addition, in the event of a change in control of the Company, the agreements provide for the acceleration of vesting of any unvested stock options outstanding.  Effective April 26, 2012, as a result of the termination of employment of the Company’s Chief Business Officer and his execution of a release, the Company recorded a severance liability of $220,000 in accordance with the terms of the Employment Agreement and the separation release.

Effective May 15, 2012, the Company adopted a defined contribution savings plan pursuant to Section 401(k) of the Internal Revenue Code. The plan is for the benefit of all qualifying employees and permits voluntary contributions by employees up to 100% of eligible compensation, subject to the Internal Revenue Service (“IRS”) imposed maximum limits. The terms of the plan allows for discretionary employer matching contributions. No employer matching contributions were made during the year ended July 31, 2012.